MEZZANINE EQUITY (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014
MEZZANINE EQUITY [Line Item]
Estimated redemption value	$ 21,854
Accretion charge recorded as net income attributable to the mezzanine classified non-controlling interest	251
FL Mobile Inc. [Member]
MEZZANINE EQUITY [Line Item]
Ownership				100.00%
Aggregate consideration received for issuance of subsidiary's shares				$ 21,603
Period after closing date used to calculate market capitalization of subsidiary				12 months
Expiration term of put option after the first anniversary of the closing date				3 months
FL Mobile Inc. [Member] | Maximum [Member]
MEZZANINE EQUITY [Line Item]
Option to sell equity interest to other third party investors				2.13%
FL Mobile Inc. [Member] | Bison Mobile Limited [Member]
MEZZANINE EQUITY [Line Item]
Ownership				4.94%
Percentage of subsidiary's shares newly issued to noncontrolling interest	4.94%
FL Mobile Inc. [Member] | Bison Mobile Limited [Member] | Maximum [Member]
MEZZANINE EQUITY [Line Item]
Ownership				3.75%